Note 27 - Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2020
Accumulated other comprehensive income abstract
Accumulated Other Comprehensive Income Classified By Concepts Explanatory
Accumulated other comprehensive income. Breakdown by concepts (Millions of Euros)
	Notes	June 2020	December 2019
Items that will not be reclassified to profit or loss		(2,253)	(1,875)
Actuarial gains (losses) on defined benefit pension plans		(1,381)	(1,498)
Non-current assets and disposal groups classified as held for sale		1	2
Fair value changes of equity instruments measured at fair value through other comprehensive income	12.4	(940)	(403)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		67	24
Items that may be reclassified to profit or loss		(10,570)	(8,351)
Hedge of net investments in foreign operations (effective portion)		(312)	(896)
Foreign currency translation		(12,351)	(9,147)
Hedging derivatives. Cash flow hedges (effective portion)		308	(44)
Fair value changes of debt instruments measured at fair value through other comprehensive income	12.4	1,830	1,760
Non-current assets and disposal groups classified as held for sale		(27)	(18)
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		(19)	(5)
Total		(12,822)	(10,226)